UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

FMQQ The Next Frontier Internet & Ecommerce ETF

Semi-Annual Report

February 28, 2022

EXCHANGE TRADED CONCEPTS TRUST

Table of Contents

The Funds file their complete schedule of Fund holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020) within sixty days after the end of the period. The Funds’ Forms N-Q and N-PORT are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Funds voted proxies relating to the Funds’ securities during the most recent 12-month period ended June 30, is, or will be, available without charge, upon request, by calling 1-855-888-9892 and on the Commission’s website at https://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Argentina — 4.8%
Consumer Discretionary — 4.8%
Despegar.com* (A)	42,810	$492,743
MercadoLibre*	34,502	38,871,678
Total Argentina		39,364,421

Brazil — 2.3%
Communication Services — 0.0%
Infracommerce CXAAS*	132,100	377,707

Consumer Discretionary — 0.8%
Afya, Cl A*	22,962	296,210
Americanas*	301,831	1,786,953
Arco Platform, Cl A* (A)	18,649	360,299
CVC Brasil Operadora e Agencia de Viagens*	157,975	384,841
GRUPO DE MODA SOMA*	349,500	880,585
Magazine Luiza*	2,028,400	2,366,342
		6,075,230
Financials — 0.9%
XP, Cl A*	237,198	7,670,983

Information Technology — 0.6%
Locaweb Servicos de Internet*	306,200	593,772
Pagseguro Digital, Cl A* (A)	144,273	2,299,712
StoneCo, Cl A*	148,719	1,671,602
		4,565,086
Total Brazil		18,689,006
Description	Shares	Fair Value
China — 50.7%
Communication Services — 18.6%
Autohome ADR	50,913	$1,557,429
Baidu ADR*	198,654	30,282,816
Bilibili ADR* (A)	168,824	5,336,527
DouYu International Holdings ADR* (A)	216,676	446,352
Hello Group ADR*	100,453	957,317
HUYA ADR*	36,940	193,935
iQIYI ADR* (A)	193,908	802,779
Kingsoft	606,800	2,252,096
NetEase ADR	278,844	26,584,987
Sohu.com ADR* (A)	18,239	334,503
So-Young International ADR* (A)	60,282	133,223
Tencent Holdings	1,416,092	76,334,893
Tencent Music Entertainment Group ADR*	478,760	2,580,516
Weibo ADR* (A)	63,067	1,729,928
XD* (A)	85,000	273,590
Zhihu ADR* (A)	364,225	1,216,511
		151,017,402
Consumer Discretionary — 25.9%
Alibaba Group Holding ADR*	654,910	68,889,983
ATRenew ADR* (A)	91,459	407,907
Baozun ADR* (A)	37,426	394,096
Dada Nexus ADR*	152,113	1,264,059
JD.com ADR*	670,411	48,021,540
JD.com, Cl A*	70,176	2,507,530
Pinduoduo ADR*	725,704	37,635,010
Ping An Healthcare and Technology* (A)	276,400	852,508
Prosus	615,714	38,326,953
Trip.com Group ADR*	373,656	9,647,798
Uxin ADR* (A)	238,846	246,011
Vipshop Holdings ADR*	218,178	1,891,603
		210,084,998
Financials — 1.9%
360 DigiTech ADR	62,530	1,172,438
FinVolution Group ADR	79,787	324,733
Futu Holdings ADR* (A)	44,847	1,917,209

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
China (continued)
LexinFintech Holdings ADR* (A)	61,151	$217,086
Lufax Holding ADR*	1,683,043	10,889,288
Qudian ADR* (A)	120,349	99,047
Up Fintech Holding ADR* (A)	97,385	439,207
		15,059,008
Industrials — 1.8%
51job ADR*	41,683	2,159,179
DiDi Global ADR* (A)	3,060,381	12,547,562
		14,706,741
Information Technology — 1.1%
Agora ADR* (A)	53,998	652,296
Kingdee International Software Group*	1,994,000	4,894,598
Kingsoft Cloud Holdings ADR* (A)	153,219	1,032,696
OneConnect Financial Technology ADR*	265,359	419,267
Tuya ADR* (A)	292,732	1,580,753
Vnet Group ADR*	60,921	479,448
		9,059,058
Real Estate — 1.4%
KE Holdings ADR*	576,682	11,193,398
Phoenix Tree Holdings ADR* (A)	179,833	—
		11,193,398
Total China		411,120,605

Egypt — 0.1%
Information Technology — 0.1%
Fawry for Banking & Payment Technology Services SAE*	957,074	589,109

Germany — 0.8%
Consumer Discretionary — 0.8%
Delivery Hero*	109,899	5,901,620
Jumia Technologies ADR*	62,513	588,247
Total Germany		6,489,867

Hong Kong — 10.0%
Communication Services — 1.2%
Alibaba Pictures Group*	9,160,000	914,394
China Literature*	247,800	1,336,725
Fire Rock Holdings	1,116,000	70,699
Description	Shares	Fair Value
Hong Kong (continued)
iDreamSky Technology Holdings* (A)	442,800	$318,483
Kuaishou Technology, Cl B*	564,600	6,470,677
Meitu*	1,529,500	244,683
NetDragon Websoft	152,000	341,206
		9,696,867
Consumer Discretionary — 8.4%
Alibaba Health Information Technology*	2,908,000	2,024,587
China Ruyi Holdings* (A)	5,412,799	1,600,211
JD Health International*	345,750	2,562,029
Maoyan Entertainment* (A)	363,800	396,685
Meituan, Cl B*	2,735,800	60,292,148
Tongcheng Travel Holdings*	778,800	1,445,231
		68,320,891
Financials — 0.3%
ZhongAn Online P&C Insurance, Cl H*	624,700	2,046,703
Information Technology — 0.1%
China Youzan* (A)	10,012,000	319,053
Weimob* (A)	1,122,000	735,201
Yeahka*	110,400	304,481
		1,358,735
Total Hong Kong		81,423,196

India — 9.9%
Communication Services — 0.5%
Affle India*	38,229	618,102
Info Edge India	49,299	2,914,397
Nazara Technologies*	14,442	329,791
		3,862,290
Consumer Discretionary — 0.2%
Cartrade Tech*	18,782	134,607
FSN E-Commerce Ventures*	26,531	454,669
MakeMyTrip*	34,559	970,417
Zomato*	569,261	604,033
		2,163,726
Energy — 8.8%
Reliance Industries	2,273,926	71,209,292

Industrials — 0.3%
IndiaMart InterMesh	9,757	618,208
Indian Railway Catering & Tourism	166,628	1,789,845
		2,408,053

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
India (continued)
Information Technology — 0.1%
One 97 Communications*	38,165	$404,253
Route Mobile	17,247	340,385
		744,638
Total India		80,387,999

Indonesia — 0.0%
Consumer Discretionary — 0.0%
Bukalapak.com*	17,281,800	406,574

Japan — 0.9%
Communication Services — 0.9%
Nexon	331,400	7,158,873

Poland — 0.5%
Communication Services — 0.2%
CD Projekt(A)	49,123	1,977,367
Consumer Discretionary — 0.3%
Allegro.eu* (A)	276,106	2,070,052
Total Poland		4,047,419

Russia — 0.5%
Communication Services — 0.4%
VK GDR*	117,354	86,138
Yandex, Cl A*	224,241	2,953,254
		3,039,392
Consumer Discretionary — 0.1%
Ozon Holdings ADR*	125,832	1,015,464

Industrials — 0.0%
HeadHunter Group ADR	25,106	262,358

Information Technology — 0.0%
QIWI ADR	34,445	135,713
Total Russia		4,452,927

South Africa — 1.7%
Communication Services — 0.3%
MultiChoice Group	241,365	1,968,408
Consumer Discretionary — 1.4%
Naspers, Cl N	92,067	11,489,890
Total South Africa		13,458,298

South Korea — 8.8%
Communication Services — 6.5%
AfreecaTV	5,364	621,008
CJ ENM	7,611	822,914
Com2uS Holdings*	2,978	331,893
Description	Shares	Fair Value
South Korea (continued)
Com2uSCorp	5,535	$505,923
Kakao	190,619	14,918,491
Kakao Games*	23,750	1,451,844
Krafton*	14,197	3,483,274
NAVER	88,789	23,483,097
NCSoft	10,144	3,741,726
Neowiz*	9,433	191,822
Netmarble	11,976	1,020,951
NHN*	12,104	357,377
Pearl Abyss*	19,758	1,562,761
Webzen*	10,201	195,985
		52,689,066
Consumer Discretionary — 1.5%
Coupang, Cl A* (A)	463,640	12,295,733
Modetour Network*	9,773	197,516
		12,493,249
Financials — 0.6%
KakaoBank*	109,774	4,382,378

Information Technology — 0.2%
Cafe24*	10,223	165,799
Danal*	37,993	309,986
Kakao Pay*	7,626	948,216
Kginicis	10,966	159,152
		1,583,153
Total South Korea		71,147,846

Taiwan — 3.9%
Communication Services — 3.7%
Sea ADR*	203,868	29,683,181

Consumer Discretionary — 0.2%
momo.com	45,900	1,609,406
PChome Online	78,000	317,175
		1,926,581
Total Taiwan		31,609,762

Turkey — 0.0%
Consumer Discretionary — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret ADR* (A)	152,784	271,955

United Arab Emirates — 0.1%
Communication Services — 0.1%
Yalla Group ADR* (A)	83,869	509,924

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
United Kingdom — 0.3%
Financials — 0.3%
Kaspi.KZ JSC GDR	26,036	$1,562,160
TCS Group Holding GDR	89,202	868,292
Total United Kingdom		2,430,452

United States — 4.6%
Communication Services — 0.0%
VTEX, Cl A* (A)	35,617	285,648

Financials — 2.3%
NU Holdings, Cl A* (A)	2,474,031	18,926,337

Industrials — 2.0%
Grab Holdings, Cl A* (A)	2,737,280	15,766,733

Information Technology — 0.3%
Dlocal, Cl A* (A)	63,241	2,064,819
Total United States		37,043,537

Total Common Stock (Cost $1,018,614,329)		810,601,770

RIGHTS — 0.0%

Brazil — 0.0%
Consumer Discretionary — 0.0%
Americanas, Expired 03/10/2022	6,994	3,761
Total Brazil		3,761

Total Rights (Cost $—)		3,761

SHORT-TERM INVESTMENT — 9.7%

United States — 9.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%, (B) (C)	78,512,157	78,512,157

Total Short-Term Investment (Cost $78,512,157)		78,512,157

Total Investments in Securities — 109.6% (Cost $1,097,126,486)		$889,117,688

Percentages are based on net assets of $810,986,288.

*            Non-income producing security.

(A)         This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $76,022,294.

(B)        This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $78,512,157.

(C)         The rate shown is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.5%
Argentina — 9.8%
Consumer Discretionary — 9.8%
Despegar.com*	2,848	$32,780
MercadoLibre*	969	1,091,724
Total Argentina		1,124,504

Brazil — 10.8%
Communication Services — 0.2%
Infracommerce CXAAS*	8,802	25,167

Consumer Discretionary — 3.5%
Afya, Cl A*	1,522	19,634
Americanas*	20,142	119,248
Arco Platform, Cl A*	1,234	23,841
CVC Brasil Operadora e Agencia de Viagens*	10,604	25,832
GRUPO DE MODA SOMA*	23,297	58,698
Magazine Luiza*	135,002	157,494
		404,747
Financials — 4.4%
XP, Cl A*	15,787	510,552

Information Technology — 2.7%
Locaweb Servicos de Internet*	20,421	39,600
Pagseguro Digital, Cl A*	9,602	153,056
StoneCo, Cl A*	9,897	111,242
		303,898
Total Brazil		1,244,364
Description	Shares	Fair Value
Egypt — 0.3%
Information Technology — 0.3%
Fawry for Banking & Payment Technology Services SAE*	63,713	$39,217

Germany — 3.0%
Consumer Discretionary — 3.0%
Delivery Hero*	5,598	300,615
Jumia Technologies ADR*	4,156	39,108
Total Germany		339,723

India — 16.5%
Communication Services — 2.3%
Affle India*	2,537	41,019
Info Edge India	3,279	193,844
Nazara Technologies*	960	21,922
		256,785
Consumer Discretionary — 1.3%
Cartrade Tech*	1,248	8,944
FSN E-Commerce Ventures*	1,758	30,128
MakeMyTrip*	2,298	64,528
Zomato*	37,886	40,200
		143,800
Energy — 11.2%
Reliance Industries	41,190	1,289,888

Industrials — 1.3%
IndiaMart InterMesh	645	40,868
Indian Railway Catering & Tourism	11,087	119,092
		159,960
Information Technology — 0.4%
One 97 Communications*	2,536	26,862
Route Mobile	1,142	22,538
		49,400
Total India		1,899,833

Indonesia — 0.2%
Consumer Discretionary — 0.2%
Bukalapak.com*	1,149,700	27,048

Japan — 4.1%
Communication Services — 4.1%
Nexon	21,800	470,922

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
Poland — 2.3%
Communication Services — 1.1%
CD Projekt	3,263	$131,347
Consumer Discretionary — 1.2%
Allegro.eu*	18,376	137,770
Total Poland		269,117

Russia — 2.0%
Communication Services — 1.2%
VK GDR*	7,810	5,732
Yandex, Cl A*	10,305	135,717
		141,449
Consumer Discretionary — 0.6%
Ozon Holdings ADR*	8,369	67,538

Industrials — 0.1%
HeadHunter Group ADR	1,664	17,389

Information Technology — 0.1%
QIWI ADR	2,293	9,034

Total Russia		235,410

South Africa — 1.1%
Communication Services — 1.1%
MultiChoice Group	16,069	131,048

South Korea — 30.7%
Communication Services — 20.7%
AfreecaTV	353	40,868
CJ ENM	501	54,169
Com2uS Holdings*	190	21,175
Com2uSCorp	362	33,088
Kakao	8,018	627,516
Kakao Games*	1,576	96,341
Krafton*	939	230,386
NAVER	3,080	814,605
NCSoft	672	247,875
Neowiz*	622	12,649
Netmarble	792	67,518
NHN*	797	23,532
Pearl Abyss*	1,312	103,773
Webzen*	674	12,949
		2,386,444
Consumer Discretionary — 6.6%
Coupang, Cl A*	27,987	742,215
Modetour Network*	643	12,995
		755,210
Description	Shares	Fair Value
South Korea (continued)
Financials — 2.5%
KakaoBank*	7,309	$291,788
Information Technology — 0.9%
Cafe24*	675	10,947
Danal*	2,526	20,610
Kakao Pay*	503	62,543
Kginicis	725	10,522
		104,622
Total South Korea		3,538,064

Taiwan — 5.4%
Communication Services — 5.4%
Sea ADR*	4,284	623,750
Turkey — 0.2%
Consumer Discretionary — 0.2%
D-MARKET Elektronik Hizmetler ve Ticaret ADR*	10,165	18,094
United Arab Emirates — 0.3%
Communication Services — 0.3%
Yalla Group ADR*	5,578	33,914

United Kingdom — 1.4%
Financials — 1.4%
Kaspi.KZ JSC GDR	1,726	103,560
TCS Group Holding GDR	5,934	57,762

Total United Kingdom		161,322

United States — 11.4%
Communication Services — 0.2%
VTEX, Cl A*	2,363	18,951

Financials — 5.8%
NU Holdings, Cl A*	87,743	671,234

Industrials — 4.2%
Grab Holdings, Cl A*	84,219	485,102

Information Technology — 1.2%
Dlocal, Cl A*	4,208	137,391
Total United States		1,312,678
Total Common Stock (Cost $15,115,493)		$11,469,008

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 28, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
RIGHTS — 0.0%

Brazil — 0.0%
Consumer Discretionary — 0.0%
Americanas, Expires 3/10/22	355	$191

Total Brazil		191

Total Rights (Cost $—)		191

Total Investments in Securities — 99.5% (Cost $15,115,493)		$11,469,199

Percentages are based on net assets of $11,528,943.

*            Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	EMQQ The Emerging Markets Internet & Ecommerce ETF		FMQQ The Next Frontier Internet & Ecommerce ETF
Assets:
Investments at Cost	$1,097,126,486		$15,115,493
Purchased Foreign Currency at Cost	1,389,776		63
Investments at Fair Value	$889,117,688	*	$11,469,199
Cash and Cash Equivalents	—		61,691
Foreign Currency at Value	1,389,764		63
Dividend and Interest Receivable	202,620		5,302
Receivable for Investment Securities Sold	147,886		—
Reclaims Receivable	18,567		—
Unrealized Appreciation on Forward Foreign Currency Contracts	305		—
Total Assets	890,876,830		11,536,255

Liabilities:
Payable Upon Return on Securities Loaned	78,512,157		—
Payable for Investment Securities Purchased	29,847		—
Advisory Fees Payable	595,700		7,312
Payable to Custodian	110,662		—
Accrued Foreign Capital Gains Tax on Appreciated Securities	642,176		—

Total Liabilities	79,890,542		7,312

Net Assets	$810,986,288		$11,528,943

Net Assets Consist of:
Paid-in Capital	$1,155,671,438		$15,735,233
Total Distributable Losses	(344,685,150)		(4,206,290)

Net Assets	$810,986,288		$11,528,943

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	22,400,000		725,000
Net Asset Value, Offering and Redemption Price Per Share	$36.20		$15.90

*         Includes Value of Securities on Loan of $76,022,294.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended February 28, 2022 (Unaudited)

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF†
Investment Income:
Dividend Income	$3,373,765	$8,919
Interest Income	333	—
Income from Securities Lending	1,277,977	—
Less: Foreign Taxes Withheld	(69,834)	(1,155)

Total Investment Income	4,582,241	7,764

Expenses:
Advisory Fees	4,808,049	28,585

Total Expenses	4,808,049	28,585

Net Investment Loss	(225,808)	(20,821)

Net Realized Gain (Loss) on:
Investments(1)	(57,841,697)	(544,075)
Futures Contracts	(98,717)	5,010
Foreign Currency Transactions	(189,431)	(104)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(359,719,060)	(3,646,294)
Accrued Foreign Capital Gains Tax on Appreciated Securities	103,837	—
Foreign Currency Translation	(2,049)	(6)

Net Realized and Unrealized Loss on Investments	(417,747,117)	(4,185,469)

Net Decrease in Net Assets Resulting from Operations	$(417,972,925)	$(4,206,290)

(1)            Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

†               Commenced operations on September 27, 2021.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Loss	$(225,808)	$(9,324,725)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(58,129,845)	26,634,128
Net Change in Unrealized Depreciation on Investments, Foreign Currency Translations, and Accrued Foreign Capital Gains Tax on Appreciated Securities	(359,617,272)	(133,237,156)

Net Decrease in Net Assets Resulting from Operations	(417,972,925)	(115,927,753)

Distributions	—	(2,667,250)

Capital Share Transactions:
Issued	13,853,826	666,522,055
Redeemed	(140,847,532)	(157,831,773)

Increase (Decrease) in Net Assets from Capital Share Transactions	(126,993,706)	508,690,282

Total Increase (Decrease) in Net Assets	(544,966,631)	390,095,279

Net Assets:
Beginning of Period/Year	1,355,952,919	965,857,640

End of Period/Year	$810,986,288	$1,355,952,919

Share Transactions:
Issued	300,000	10,350,000
Redeemed	(3,200,000)	(2,900,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,900,000)	7,450,000

(1)            Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements)

The accompanying notes are an integral part of the financial statements.

FMQQ

Next Frontier Internet & Ecommerce ETF

Statements of Changes in Net Assets

Period Ended February 28, 2022* (Unaudited)
Operations:
Net Investment Loss	$(20,821)
Net Realized Loss on Investments and Foreign Currency Transactions	(539,169)
Net Change in Unrealized Depreciation on Investments	(3,646,300)

Net Decrease in Net Assets Resulting from Operations	(4,206,290)

Capital Share Transactions:

Issued	15,735,233

Increase in Net Assets from Capital Share Transactions	15,735,233

Total Increase in Net Assets	11,528,943

Net Assets:
Beginning of Period	—

End of Period	$11,528,943

Share Transactions:

Issued	725,000

Net Increase in Shares Outstanding from Share Transactions	725,000

*         The Fund commenced operations on September 27, 2021.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended February 28, 2022 (unaudited) and years ended August 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Market Price, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
2022†	$53.59	$(0.01)	$(17.38)	$(17.39)	$—	$—	$—	$36.20	$36.25	(32.45)%	$810,986	0.86	%(3)	(0.04	)%(3)	22%
2021	54.11	(0.38)	(0.03)**	(0.41)	(0.11)	—	(0.11)	53.59	53.44	(0.77)	1,355,953	0.86		(0.61)		71
2020	32.08	0.50	21.98	22.48	(0.45)	—	(0.45)	54.11	54.23	70.85	965,858	0.86		1.28		25
2019	33.05	(0.16)	(0.81)	(0.97)	—	—	—	32.08	31.97	(2.93)	378,601	0.86		(0.53)		25
2018	35.51	(0.23)	(1.87)	(2.10)	(0.14)	(0.22)	(0.36)	33.05	33.01	(6.05)	381,700	0.86		(0.59)		33
2017	25.88	(0.05)	9.85	9.80	(0.17)	—	(0.17)	35.51	35.56	38.23	271,660	0.86		(0.17)		17

*         Per share data calculated using average shares method.

†        For the six-month period ended February 28, 2022 (unaudited).

**       Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(1)             Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)             Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)             Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended February 28,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment (Loss) to Average Net Assets		Portfolio Turnover(2)
2022†	$25.80	$(0.06)	$(9.84)	$(9.90)	$15.90	$16.19	(38.37)%	$11,529	0.85	%(3)	(0.62	)%(3)	41%

*         Per share data calculated using average shares method.

†        The Fund commenced operations on September 27, 2021.

(1)             Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)             Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)             Annualized.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF (each a “Fund”, and together the “Funds”). Each Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of its respective index (each, an “Index” and, together, the “Indexes”). Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The EMQQ The Emerging Markets Internet & Ecommerce ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet & Ecommerce ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the EMQQ The Emerging Markets Internet & Ecommerce ETF, and 25,000 shares for the FMQQ The Next Frontier Internet & Ecommerce ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Funds’ Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of February 28, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The EMQQ The Emerging Markets Internet & Ecommerce ETF is monitoring and recording accrued foreign capital gains tax on appreciated securities of $642,176 as of

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

February 28, 2022, as shown on the Statements of Assets and Liabilities. For the period ended February 28, 2022, the EMQQ The Emerging Markets Internet & Ecommerce ETF recorded net changes in unrealized depreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities of $103,837 as shown on the Statements of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Funds pay out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in the transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in the transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Shares of the Funds may only be purchased or redeemed directly from the Funds by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$750	$1,810,000	$750
FMQQ The Next Frontier Internet & Ecommerce ETF	25,000	1,550	397,500	1,550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds. With respect to EMQQ The Emerging Markets Internet & Ecommerce ETF, the Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. With respect to FMQQ The Next Frontier Internet & Ecommerce ETF, the Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

The Adviser has entered into an arrangement with Big Tree Capital LLC, the provider of each Fund’s index (the “Index Provider”) pursuant to which the Adviser and the Funds are permitted to use each Index. As part of the arrangement between the Index Provider and the Adviser, the Index Provider has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee. The Adviser is sub-licensing rights to each Fund’s Index to the relevant Fund at no charge.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreements (EMQQ)

Penserra Capital Management LLC, (the “Sub-Adviser”), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the sub-adviser to EMQQ The Emerging Markets Internet & Ecommerce ETF pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund, at an annual rate of 0.05% on the first $250 million, 0.04% on the next $250 million, 0.035% on assets in excess of $500 million; subject to a $25,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the period ended February 28, 2022, the Fund did not pay commissions to affiliated brokers.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2022, no fees were paid under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$243,019,123	$286,643,227
FMQQ The Next Frontier Internet & Ecommerce ETF	9,615,211	3,229,057

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended February 28, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
EMQQ The Emerging Markets Internet & Ecommerce ETF	$8,627,056	$88,512,030	$16,201,350
FMQQ The Next Frontier Internet & Ecommerce ETF	9,273,223	—	—

For the year ended August 31, 2021, the EMQQ The Emerging Markets Internet & Ecommerce ETF had $39,868,635 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences which are primarily attributable to redemption in kind transactions, have been reclassified within the components of net assets for the year ended August 31, 2021:

	Paid-in Capital	Distributable Earnings (Loss)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$36,302,451	$(36,302,451)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends paid during the years ended August 31, 2021 and August 31, 2020 were as follows:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

	Ordinary Income	Long-Term Capital Gain	Totals
2021	$2,667,250	$—	$2,667,250
2020	5,163,467	—	5,163,467

As of August 31, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

Capital Loss Carryforwards	$(29,980,213)
Deferred Late-Year Losses	(10,890,045)
Unrealized Appreciation	114,158,039
Other Temporary Differences	(6)
Total Distributable Earnings	$73,287,775

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2021 through August 31, 2021 and specified losses realized on investment transactions from November 1, 2020 through August 31, 2021, that, in accordance with Federal income tax regulations, the EMQQ The Emerging Markets Internet & Ecommerce ETF may elect to defer and treat as having arisen in the following fiscal year.

The EMQQ The Emerging Markets Internet & Ecommerce ETF is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2021, the EMQQ The Emerging Markets Internet & Ecommerce ETF has the following capital loss carry forwards to offset capital gains for an unlimited period:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ —	$ 29,980,213	$ 29,980,213

The EMQQ The Emerging Markets Internet & Ecommerce ETF utilized $5,621,901 capital loss carryforwards to offset capital gains for the period.

For federal income tax purposes, the cost of securities owned at August 31, 2021, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 28, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$ 1,097,126,486	$ 96,723,797	$ (304,732,595)	$ (208,008,798)
FMQQ The Next Frontier Internet & Ecommerce ETF	15,115,493	148,149	(3,794,443)	(3,646,294)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in the Funds.

Common Stock Risk:    Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or facts relating to specific companies in which the Funds invest.

Currency Exchange Rate Risk:    The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ NAV is determined in U.S. dollars, the Funds’ NAV could decline if the currency of the non-U.S. market in which the Funds invest depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Depositary Receipt Risk:    ADRs, ADSs, GDRs and IDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs, ADSs, GDRs and IDRs may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk:    An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance their portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Emerging Markets Securities Risk:    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Funds’ performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Equity Securities Risk (FMQQ The Next Frontier Internet & Ecommerce ETF only):    The prices of equity securities in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Frontier Market Risk:    Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Geographic Investment Risk:    To the extent the Funds invest a significant portion of their assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in China Risk (EMQQ The Emerging Markets Internet & Ecommerce ETF only):    The Fund invests a significant portion of its assets in securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investing in Hong Kong Risk (EMQQ The Emerging Markets Internet & Ecommerce ETF only):    Investments in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy, including in connection with recent protests and unrests, may have an adverse impact on Hong Kong’s economy.

Investing in South Korea Risk (FMQQ The Next Frontier Internet & Ecommerce ETF only):    The Fund invests a significant portion of its assets in securities of South Korean issuers. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

Geopolitical Risk:    Some countries and regions in which the Funds invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Funds’ investments.

Illiquid Investments Risk:    This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Funds’ returns because the Funds may be unable to transact at advantageous times or prices.

Index Tracking Risk:    The Funds’ return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Funds utilize a sampling approach, it may experience tracking error to a greater extent than if the Funds sought to replicate the Index.

Industry Concentration Risk:    Because the Funds’ assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries.

Internet Software and Services Industry Risk (EMQQ The Emerging Markets Internet & Ecommerce ETF only):    The Fund is subject to the risks faced by companies in the internet software and services industry, including:    competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The information software and services industry may also be affected by risks that affect the broader information technology sector.

Internet Companies Risk:    The Funds invest in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Issuer-Specific Risk:    Fund performance depends on the performance of individual securities to which the Funds have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Funds.

Large-Capitalization Risk:    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New/Smaller Fund Risk (FMQQ The Next Frontier Internet & Ecommerce ETF only):    A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk:    The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Operational Risk:    The Funds and their service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds.

Passive Investment Risk:    The Funds are not actively managed and, therefore, the Funds would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (concluded)

Sector Focus Risk:    The Funds may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Funds’ sector exposure is expected to vary over time based on the composition of the Index, the Funds anticipate that they may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Communication Services Sector Risk:    Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk (EMQQ The Emerging Markets Internet & Ecommerce ETF only):    The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Small- and Mid-Capitalization Risk:    The small- and mid-capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk:    Shares of the Funds may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Funds’ shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Funds’ holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Funds’ shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Funds (ask), which is known as the bid-ask spread. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Funds’ shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. In such circumstances, a Fund’s shares could trade at a premium or discount to their NAV.

7. Securities Lending

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 331/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105%

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

7. Securities Lending (concluded)

of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of the Funds. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet & Ecommerce ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of February 28, 2022:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
$ 76,022,294	$ 76,022,294	$ —	$ —

(1)     Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at February 28, 2022 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of February 28, 2022, the cash collateral was invested in a Short-Term Investment with the following maturity:

Remaining Contractual Maturity of the Agreements, as of February 28, 2022 for the EMQQ The Emerging Markets Internet & Ecommerce ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$ 78,512,157	$ —	$ —	$ —	$ 78,512,157

8. OTHER

At February 28, 2022, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF total shares outstanding were held by five and one Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be approximated at this time.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Concluded)

9. RECENT MARKET EVENTS (concluded)

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 28, 2022.

FMQQ

Board Consideration of Advisory Agreement
(Unaudited)

At a meeting held on September 13, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of FMQQ The Next Frontier Internet & Ecommerce ETF (“FMQQ” or the “Fund”), and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) pursuant to which ETC would provide advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the materials provided prior to and during the Meeting, the presentation made and the extensive discussion during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits to be enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to FMQQ, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of FMQQ. The Board noted that ETC’s responsibilities would include developing, implementing, and maintaining FMQQ’s investment program. The Board further noted that ETC’s responsibilities also would include, among other things, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to FMQQ. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services to be provided to FMQQ by ETC, such as arranging for transfer agency, custody, fund

FMQQ

Board Consideration of Advisory Agreement
(Unaudited) (Concluded)

administration and accounting, and other non-distribution related services necessary for FMQQ to operate; administering FMQQ’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to FMQQ’s business activities; supervising FMQQ’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for FMQQ’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to FMQQ by ETC.

Performance

Because FMQQ is new and has not commenced operations, the Board noted that there were no historical performance records to consider.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees to be paid to ETC for its services to FMQQ under the Advisory Agreement. The Board reviewed the report provided by an independent third party comparing FMQQ’s advisory fee to those paid by a group of peer funds. The Board noted that FMQQ’s advisory fee was at the high end of the range of advisory fees paid by these peer funds. To gain a broader perspective on fees, the Board also reviewed a report comparing FMQQ’s advisory fee to those paid by a group of actively-managed peer funds. The Board noted that the FMQQ’s advisory fee was at the low end of this range. The Board further took into consideration that the advisory fee is a “unitary fee,” meaning that FMQQ would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating FMQQ’s other service providers and paying FMQQ’s other expenses out of its own fee and resources. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with FMQQ, and reviewed a profitability analysis from ETC with respect to FMQQ. The Board considered the risks borne by ETC associated with providing services to FMQQ, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of FMQQ. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered that ETC might realize economies of scale in managing FMQQ as assets grow in size. The Board observed that the structure of FMQQ’s unitary fee might result in a sharing of economies with Fund shareholders in the initial period of FMQQ’s operations. The Board noted its intention to monitor fees as FMQQ grows in size and assess whether fee breakpoints may be warranted.

Conclusion

No single factor was determinative of the Board’s decision to approve the Advisory Agreement on behalf of FMQQ; rather, the Board based its determination on the total mix on information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to FMQQ. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of FMQQ and its shareholders.

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

EMQQ/FMQQ

Disclosure of Fund Expenses
(Unaudited)

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2021, to February 28, 2022) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Annualized Expense Ratios	Expenses Paid During Period
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$675.50	0.86%	$3.57	(1)
Hypothetical 5% Return	1,000.00	1,020.53	0.86	4.31
FMQQ The Next Frontier Internet & Ecommerce ETF*
Actual Fund Return	$1,000.00	$616.30	0.85%	$2.90	(2)
Hypothetical 5% Return	1,000.00	1,017.51	0.85	3.62

*    Commenced operations on September 27, 2021.

(1)     Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

(2)     Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 154/365 (to reflect since inception to period end).

EMQQ/FMQQ

Supplemental Information
(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below its NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The NAV of the Funds may also be impacted by the accrual of deferred taxes. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.emqqetf.com.

EMQQ/FMQQ

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Funds will be unable to meet their redemption obligations and mitigating dilution of the interests of their shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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10900 Hefner Point Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser (EMQQ):

Penserra Capital Management LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
151 North Franklin Street
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

EMQ-SA-001-0800

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2022

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: May 6, 2022